Property and Equipment - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, plant and equipment [abstract]
Depreciation	$ 2,955	$ 5,845	$ 4,347